SUPPLEMENTAL CASH FLOW INFORMATION (Details 2) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended				12 Months Ended
	Dec. 31, 2010	Mar. 31, 2010	Jun. 30, 2009	Jan. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 10, 2010	Jun. 05, 2009
SUPPLEMENTAL CASH FLOW INFORMATION
Cash payment from Match to Meetic for newly formed venture		$ 3,000,000
Equity interest owned by each party, Match and Meetic, in newly formed venture (as a percent)								50.00%
Value of newly formed venture								72,000,000
Percentage stake in Meetic received from sale of Match Europe									27.00%
Number of shares in Meetic received from sale of Match Europe (in shares)			6.1
Value of shares in Meetic received from sale of Match Europe			154,800,000
Reduction in income tax liability in connection with the spin-off							(4,052,000)
Value of promissory note received from sale of Match Europe			6,200,000
Number of convertible preferred shares in Active received from sale of ReserveAmerica (in shares)				3.5
Value of convertible preferred shares in Active received from sale of ReserveAmerica				33,300,000
Equity method investments
Dividend from equity method investee deemed to be a partial return of investment						11,355,000
Cash payment component of tax-free exchange for substantially all of Liberty's stake in IAC	217,900,000					217,921,000
Cash paid (received) during the period for:
Interest					5,128,000	5,113,000	5,682,000
Income tax payments					42,094,000	19,311,000	8,397,000
Income tax refunds					(3,609,000)	(72,198,000)	(136,435,000)
Meetic
Equity method investments
Dividend from equity method investee deemed to be a partial return of investment						$ 11,400,000